Income Taxes - Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	¥ 870,174	¥ 558,657	¥ 2,404,676
Foreign	363,757	547,517	279,749
Total	¥ 1,233,931	¥ 1,106,174	¥ 2,684,425